UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamlin Capital Management, LLC
Address: 477 Madison Avenue
         Suite 520
         New York, NY  10022

13F File Number:  28-10663

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vivian Pan
Title:     President
Phone:     212-752-8777

Signature, Place, and Date of Signing:

     /s/ Vivian Pan     New York, NY     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $142,718 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE RES PARTNER L P       UT LTD PART      01877R108     4776   106200 SH       Sole                     6775        0    99425
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN   01881G106     4194   162325 SH       Sole                     9875        0   152450
AT&T INC                       COM              00206R102     4130   170735 SH       Sole                    10750        0   159985
BAYTEX ENERGY TR               TRUST UNIT       073176109     4510   150595 SH       Sole                     9425        0   141170
BRISTOL MYERS SQUIBB CO        COM              110122108     4637   185936 SH       Sole                    11500        0   174436
CENTURYLINK INC                COM              156700106      249     7461 SH       Sole                        0        0     7461
CHEVRON CORP NEW               COM              166764100     4273    62965 SH       Sole                     3550        0    59415
CINCINNATI FINL CORP           COM              172062101     4252   164371 SH       Sole                    10825        0   153546
CONOCOPHILLIPS                 COM              20825C104     4130    84128 SH       Sole                     5175        0    78953
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     1654    26597 SH       Sole                     1600        0    24997
DORCHESTER MINERALS LP         COM UNIT         25820R105     1554    60875 SH       Sole                     1050        0    59825
DU PONT E I DE NEMOURS & CO    COM              263534109     4417   127687 SH       Sole                     7725        0   119962
EATON CORP                     COM              278058102     4116    62890 SH       Sole                     4225        0    58665
ENERPLUS RES FD                UNIT TR G NEW    29274D604     3203   148500 SH       Sole                     9550        0   138950
EXXON MOBIL CORP               COM              30231G102      547     9587 SH       Sole                        0        0     9587
GENUINE PARTS CO               COM              372460105     4415   111925 SH       Sole                     6825        0   105100
HEINZ H J CO                   COM              423074103     4618   106838 SH       Sole                     5950        0   100888
HUBBELL INC                    CL B             443510201     3874    97603 SH       Sole                     6300        0    91303
HUDSON CITY BANCORP            COM              443683107     4153   339005 SH       Sole                    21300        0   317705
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     4695   247350 SH       Sole                    15175        0   232175
INERGY L P                     UNIT LTD PTNR    456615103     5379   135925 SH       Sole                     8375        0   127550
JOHNSON & JOHNSON              COM              478160104      298     5038 SH       Sole                        0        0     5038
KIMBERLY CLARK CORP            COM              494368103     4640    76529 SH       Sole                     4600        0    71929
KRAFT FOODS INC                CL A             50075n104     1084    38723 SH       Sole                        0        0    38723
LEGGETT & PLATT INC            COM              524660107     4232   210980 SH       Sole                    12130        0   198850
MERCK & CO INC NEW             COM              58933Y105     5416   154864 SH       Sole                     8375        0   146489
MONMOUTH REAL ESTATE INVT CO   CL A             609720107     3486   471749 SH       Sole                    29849        0   441900
NATIONAL RETAIL PROPERTIES I   COM              637417106     3428   159907 SH       Sole                    10375        0   149532
NUSTAR ENERGY LP               UNIT COM         67058H102     5030    87650 SH       Sole                     5225        0    82425
PPG INDS INC                   COM              693506107     4393    72725 SH       Sole                     4525        0    68200
RAYONIER INC                   COM              754907103     4191    95200 SH       Sole                     5750        0    89450
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105     4540   185975 SH       Sole                    11750        0   174225
SONOCO PRODS CO                COM              835495102     4637   152125 SH       Sole                     9975        0   142150
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108     4543    63100 SH       Sole                     4325        0    58775
SYSCO CORP                     COM              871829107     4419   154670 SH       Sole                     9375        0   145295
UNILEVER PLC                   SPON ADR NEW     904767704     2154    80575 SH       Sole                     4600        0    75975
VERIZON COMMUNICATIONS INC     COM              92343V104     4103   146432 SH       Sole                    10000        0   136432
W P CAREY & CO LLC             COM              92930Y107     4348   157300 SH       Sole                     9325        0   147975